7. Related Party Transactions (Details Narrative) (March 2021) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Compensation for services	$ 377,547	$ 433,539	$ 1,297,160	$ 1,376,995
Vitashower Corp [Member]
Revenue from related parties	10,191	14,672	26,449	14,184
Account receivable, Related Parties	0		0	0
President and CEO [Member]
Compensation for services	$ 30,000	$ 30,000	$ 120,000	$ 121,154